Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2019
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans ( 84.4% )
a
Value
Alabama (2.2%)
Church Loan # 200030770
$ 509,504 4.000%, 12/1/2039
b
$ 509,180
Total 509,180
Arizona (2.5%)
Church Loan # 200030680
570,581 3.950%, 11/1/2034
b
566,334
Total 566,334
Arkansas (3.3%)
Church Loan # 200031540
750,000 3.200%, 12/15/2029
b
750,560
Total 750,560
California (10.3%)
Church Loan # 200030850
457,651 4.550%, 11/15/2033
b
489,491
Church Loan # 200031050
483,766 4.650%, 11/15/2038
b
519,327
Church Loan # 200031180
1,221,686 5.050%, 1/1/2044
b
1,323,046
Total 2,331,864
Colorado (2.3%)
Church Loan # 200031580
503,268 4.350%, 7/15/2039
b
519,372
Total 519,372
District Of Columbia (1.1%)
Church Loan # 200031460
229,560 4.750%, 6/1/2034
b
241,775
Total 241,775
Florida (2.3%)
Church Loan # 200031470
493,889 4.950%, 7/15/2039
b
515,644
Total 515,644
Illinois (3.1%)
Church Loan # 200031070
668,320 4.500%, 11/15/2043
b
715,842
Total 715,842
Kentucky (1.5%)
Church Loan # 200030120
334,866 4.600%, 8/1/2034
b
345,806
Total 345,806
Maryland (4.9%)
Church Loan # 200030760
1,017,000 5.500%, 1/1/2044
b
1,129,751
Total 1,129,751
Minnesota (10.5%)
Church Loan # 200030790
735,000 3.800%, 11/15/2039
b
735,806
Church Loan # 200031020
174,250 3.800%, 1/1/2035
b
174,260
Church Loan # 200031120
238,189 4.570%, 11/15/2032
b
255,403
Church Loan # 200031121
240,411 4.440%, 11/15/2032
b
256,392
Church Loan # 200031122
240,135 4.180%, 11/15/2032
b
249,735
Principal
Amount Church Loans (84.4%)
a
Value
Minnesota (10.5%) - continued
Church Loan # 200031290
$ 242,052 5.000%, 1/15/2031
b
$ 257,518
Church Loan # 200031560
480,704 4.150%, 8/15/2039
b
489,273
Total 2,418,387
Mississippi (1.2%)
Church Loan # 200031400
264,704 4.900%, 3/15/2034
b
279,206
Total 279,206
New Jersey (1.2%)
Church Loan # 200030590
277,820 4.550%, 10/15/2034
b
276,132
Total 276,132
New York (5.5%)
Church Loan # 200018200
73,502 4.950%, 6/15/2029
b
75,088
Church Loan # 200031200
780,000 4.550%, 9/15/2044
b
782,592
Church Loan # 200031350
388,561 4.850%, 5/15/2039
b
417,422
Total 1,275,102
North Carolina (1.4%)
Church Loan # 200031320
296,530 4.800%, 4/15/2042
b
322,482
Total 322,482
Ohio (2.2%)
Church Loan # 200031030
472,980 5.300%, 11/15/2033
b
508,355
Total 508,355
Oregon (1.8%)
Church Loan # 200031370
388,265 5.100%, 4/15/2039
b
418,479
Total 418,479
South Dakota (5.4%)
Church Loan # 200030780
626,699 2.990%, 4/1/2031
b
627,482
Church Loan # 200030920
626,100 3.125%, 1/1/2035
b
627,214
Total 1,254,696
Tennessee (2.2%)
Church Loan # 200031360
462,555 4.750%, 3/15/2037
b
498,804
Total 498,804
Texas (10.5%)
Church Loan # 200030080
382,498 4.550%, 7/1/2039
b
393,361
Church Loan # 200030110
675,031 4.350%, 9/15/2039
b
673,459
Church Loan # 200030830
426,184 4.125%, 11/1/2044
b
426,565
Church Loan # 200031140
445,651 5.250%, 12/15/2033
b
478,849
Church Loan # 200031330
204,780 4.950%, 3/15/2044
b
215,169

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2019
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans (84.4%)
a
Value
Texas (10.5%) - continued
Church Loan # 200031331
$ 204,861 5.125%, 3/15/2044
b
$ 219,314
Total 2,406,717
Virginia (3.1%)
Church Loan # 200031090
415,000 3.400%, 1/15/2032
b
415,691
Church Loan # 200031110
300,000 3.400%, 1/15/2032
b
300,500
Total 716,191
Wisconsin (5.9%)
Church Loan # 200030840
299,062 3.400%, 11/15/2038
b
296,891
Church Loan # 200030841
287,071 3.100%, 11/15/2038
b
286,683
Church Loan # 200030842
179,407 2.900%, 11/15/2038
b
179,405
Church Loan # 200031510
427,413 4.750%, 6/1/2039
b
458,030
Church Loan # 200031530
102,394 4.200%, 5/15/2026
b
104,472
Total 1,325,481
Total Church Loans
(cost $18,597,900) 19,326,160
Principal
Amount Long-Term Fixed Income ( 14.8% ) Value
Mortgage-Backed Securities (14.8%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
425,000 3.000%,  1/1/2035
c
435,429
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,925,000 3.000%,  1/1/2048
c
2,964,640
Total 3,400,069
Total Long-Term Fixed Income
(cost $3,397,270) 3,400,069
Shares or
Principal
Amount Short-Term Investments ( 15.7% ) Value
Federal Agricultural Mortgage
Corporation Discount Notes
2,215,000 1.150%, 1/2/2020
d
2,215,000
Thrivent Core Short-Term Reserve
Fund
136,986 1.970% 1,369,862
Total Short-Term Investments (cost
$3,584,791) 3,584,862
Total Investments (cost
$25,579,961) 114.9% $26,311,091
Other Assets and Liabilities, Net
(14.9%) (3,414,827)
Total Net Assets 100.0% $22,896,264
a The Church Loan Mortgagee has the right to repay the loan at any time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.
b Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
c Denotes investments purchased on a when-issued or delayed
delivery basis.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $741,521
Gross unrealized depreciation (10,391)
Net unrealized appreciation (depreciation) $731,130
Cost for federal income tax purposes $25,579,961

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2019
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Church
Loan and Income Fund as discussed in the Notes to Financial Statements.
* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on December 31, 2019 of $443,886.
      # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
% The reporting entity does not currently have any income classified as other comprehensive income.
The reporting entity's Church Loan level 3 security's fair value is calculated by a vendor using a market approach with a discounted cash flow model based on the established policies and procedures of the reporting entity.  Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, loan transaction spreads with a range of 0.03% to 2.16% (weighted average of 0.79%), U.S. Treasury yields, and corporate credit curve yields with a range of 1.91% to 3.37% (weighted average of 2.56%).  Unobservable inputs were weighted by the rela-
tive fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used as of December 31, 2019, in valuing Church Loan and Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Church Loans 19,326,160 – – 19,326,160
Long-Term Fixed Income
Mortgage-Backed Securities 3,400,069 – 3,400,069 –
Short-Term Investments 2,215,000 – 2,215,000 –
Subtotal Investments in Securities $24,941,229 $– $5,615,069 $19,326,160
Other Investments  * Total
Affiliated Short-Term Investments 1,369,862
Subtotal Other Investments $1,369,862
Total Investments at Value $26,311,091
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investments in Securities
%
Beginning Value
3/31/2019
Realized
Gain/ (Loss)
Change in
Unrealized
Appreciation/
(Depreciation) *  Purchases
Sales /
Paydowns
Transfers
Into
Level 3
#
Transfers
Out of Level

@
Ending Value
12/31/2019
 Church Loans 7,695,572   - 435,341   11,525,521   (330,274)  -  -  19,326,160
Total  $7,695,572  $-  $435,341  $11,525,521   ($330,274)  $-   $-   $19,326,160

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2019
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Church Loan and Income Fund, is as follows:
Fund
Value
3/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net
Assets
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $742 $3,167 $2,539 $1,370 137 6.0%
Total Affiliated Short-Term Investments 742 1,370 6.0
Total Value $742 $1,370
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– $0 $17
Total Income/Non Income Cash from Affiliated Investments $17
Total $– $– $0

Notes to Schedule of Investments
as of December 31, 2019
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or
foreign securities exchanges or included in a national
market system are valued at the last sale price on the
principal exchange as of the close of regular trading on
such exchange or the official closing price of the national
market system.  Over-the-counter securities and listed
securities for which no price is readily available are valued at the current bid price considered best to represent the
value at that time. Security prices are based on quotes
that are obtained from an independent pricing service
approved by the Fund’s Board. The pricing service, in
determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/
dealers, coupon, maturity, quality, type of issue, trading
characteristics, and other yield and risk factors it deems
relevant in determining valuations. Securities which cannot
be valued by the approved pricing service are valued using
valuations obtained from dealers that make markets in the
securities. Investments in open-ended mutual funds are
valued at the net asset value at the close of each business
day.
    All church loan valuations are considered fair valuations
due to the lack of observable market activity or independent market quotes.  There are no market prices available for church loans.  The Fund's Investment Adviser (the "Adviser") has
approved two methodologies for fair valuing church loans:
a Market Approach or an Income Approach.  The Market
Approach utilizes a process that takes into consideration
factors including principal amount, interest rate, term,
credit quality of the borrower and credit spreads based on
market observations.  The Income Approach is utilized when
it is probable that the church loan will become subject to
foreclosure and takes into consideration factors including
the estimated value of property securing the loan, estimated cost of disposition of the property and estimated time to
dispose of the property.  The Board may use a third party
vendor to execute the daily valuation methodology or the
committee may make a fair valuation determination.
The Board has delegated responsibility for daily valuation
of the Fund's securities to the Adviser. The Adviser has
formed a Valuation Committee (“Committee”) that is
responsible for overseeing the Fund's valuation policies
in accordance with Valuation Policies and Procedures. The
Committee meets monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair
valuation.
The Committee monitors for significant events occurring
prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any
securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-
specific developments. If the Committee decides that such
events warrant using fair value estimates, the Committee
will take such events into consideration in determining the
fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with accounting principles generally accepted
in the United States of America ("GAAP"), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels.  Level 1 includes quoted
prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures,
options and registered investment company funds.  Level 2
includes other significant observable inputs such as quoted
prices for similar securities, interest rates, prepayment
speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker
evaluations in determining the fair value of investments.
The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other
investments.  Investments measured using net asset value
per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Additional information for the Fund's policy regarding
valuation of investments and other significant accounting
policies can be obtained by referring to the Fund's most
recent annual or semiannual shareholder report.